Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 11,751	$ 48,126	$ 503,204
Prepaid expenses	264,738	304,314	400,073
Other current assets	5,835	8,334	0
Total current assets	282,324	360,774	903,277
Marketable securities held in Trust Account	237,085,266	234,716,046	232,320,844
Other assets		0	302,847
Total assets	237,367,590	235,076,820	233,526,968
Current liabilities
Accounts payable	5,643,831	676,652	2,810
Promissory note - related party	431,692	200,000	208,461
Accrued professional services fees	408,708	3,091,220	168,810
Accrued expenses	62,267	42,267	11,501
Total current liabilities	6,546,498	4,010,139	391,582
Deferred underwriting fees payable		0	8,050,000
Derivative warrant liabilities	2,244,000	614,040	12,240,000
Deferred legal fees	0	343,437	343,437
Total liabilities	8,790,498	4,967,616	21,025,019
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at $10.30 and 10.20 per share at March 31, 2023 and December 31, 2022, respectively	236,985,266	234,616,046	232,300,000
Shareholders' deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(8,408,749)	(4,507,417)	(19,798,626)
Total shareholders' deficit	(8,408,174)	(4,506,842)	(19,798,051)
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	237,367,590	235,076,820	233,526,968
Common Class A [Member]
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at $10.30 and 10.20 per share at March 31, 2023 and December 31, 2022, respectively	236,985,266	234,616,046	232,300,000
Shareholders' deficit
Common Stock, Value, Issued	0	0	0
Common Class B [Member]
Shareholders' deficit
Common Stock, Value, Issued	$ 575	$ 575	$ 575